ORGANIZATION AND PRINCIPAL ACTIVITIES - Risks in relation to the VIE structure (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022
Current assets:
Cash and cash equivalents	¥ 8,375	$ 1,195	¥ 23,708
Due from related party	¥ (8,636)	$ (1,232)	¥ (20,382)
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Accounts receivable, net	¥ 4,032	$ 575	¥ 839
Advances to suppliers (note 4)	65,076	9,287	71,617
Inventories	12,874	1,837	13,039
Other current assets (note 6)	755	108	12,197
Total current assets (liabilities)	99,748	14,234	141,782
Land use rights, net (note 7)	3,192	456	3,258
Plant and equipment, net (note 8)	28,301	4,039	21,102
Other assets (note 13)	0	0	4,895
Total assets	131,562	18,775	238,506
Current liabilities
Current portion of long-term borrowings	4,950	706
Accounts payable	8,469	1,209	4,936
Due to growers			404
Due to related parties (note 3)	¥ 27,029	$ 3,857	¥ 174,484
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Advances from customers	¥ 78,694	$ 11,230	¥ 114,806
Other payables and accrued expenses (note 13)	64,271	9,173	17,945
Total current liabilities	184,283	26,299	313,461
Total liabilities	190,161	27,138	319,766
VIE
Current assets:
Cash and cash equivalents	1,415	202	2,142
Accounts receivable, net	1,280	183	189
Advances to suppliers (note 4)	52,714	7,523	64,502
Inventories	1,343	192	2,511
Other current assets (note 6)	276	39	929
Total current assets (liabilities)	57,028	8,139	70,273
Land use rights, net (note 7)	3,192	456
Plant and equipment, net (note 8)	28,279	4,036	18,771
Equity investments	144,541	20,627	130,541
Other assets (note 13)			1,192
Total assets	233,040	33,258	220,777
Current liabilities
Short-term borrowings	4,950	706
Accounts payable	6,595	941	318
Due to growers			404
Due to related parties (note 3)	9,894	1,412	6,205
Advances from customers	46,758	6,673	76,936
Other payables and accrued expenses (note 13)	11,884	1,696	1,266
Total current liabilities	80,081	11,428	85,129
Other long-term liability	5,813	830	6,177
Total liabilities	¥ 85,894	$ 12,258	¥ 91,306